UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008

USAA
EAGLE
LOGO (R)


                            USAA SMALL CAP STOCK Fund


                      3RD QUARTER Portfolio of Investments


                                 April 30, 2008

                                                                      (Form N-Q)

48494-0608                                    (C)2008, USAA. All rights reserved
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USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               COMMON STOCKS (96.4%)

               CONSUMER DISCRETIONARY (17.0%)
               ------------------------------
               ADVERTISING (0.7%)
       73,100  Arbitron, Inc.                                     $        3,497
                                                                 ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.7%)
       68,430  Fossil, Inc.  *                                             2,449
       23,300  Maidenform Brands, Inc.  *                                    347
       44,540  Movado Group, Inc.                                            973
       84,100  Unifirst Corp.                                              3,937
       20,550  Warnaco Group, Inc.  *                                        948
                                                                 ---------------
                                                                           8,654
                                                                 ---------------
               APPAREL RETAIL (2.8%)
       80,750  Aeropostale, Inc.  *                                        2,567
      252,754  Cato Corp. "A"                                              4,360
       33,550  Gymboree Corp.  *                                           1,450
      338,750  Stage Stores, Inc.                                          5,332
                                                                 ---------------
                                                                          13,709
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (1.4%)
      109,850  Lear Corp.  *                                               3,138
      209,900  Modine Manufacturing Co.                                    3,688
                                                                 ---------------
                                                                           6,826
                                                                 ---------------
               CASINOS & GAMING (1.2%)
       77,500  Bally Technologies, Inc.  *                                 2,611
       95,250  WMS Industries, Inc.  *                                     3,447
                                                                 ---------------
                                                                           6,058
                                                                 ---------------
               EDUCATIONAL SERVICES (1.3%)
       79,220  DeVry, Inc.                                                 4,516
      184,600  Investools, Inc.  *(a)                                      2,139
                                                                 ---------------
                                                                           6,655
                                                                 ---------------
               FOOTWEAR (1.0%)
       17,457  Deckers Outdoor Corp.  *                                    2,410
      111,450  Iconix Brand Group, Inc.  *                                 1,774
       31,540  Wolverine World Wide, Inc.                                    907
                                                                 ---------------
                                                                           5,091
                                                                 ---------------
               HOME FURNISHINGS (0.5%)
       32,570  Interface, Inc. "A"                                           418
      188,500  Tempur-Pedic International, Inc.  (a)                       2,095
                                                                 ---------------
                                                                           2,513
                                                                 ---------------
               HOUSEHOLD APPLIANCES (0.5%)
      156,700  Helen of Troy Ltd.  *                                       2,650
                                                                 ---------------
               HOUSEWARES & SPECIALTIES (0.4%)
       52,100  Tupperware Brands Corp.                                     2,053
                                                                 ---------------
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USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               INTERNET RETAIL (1.2%)
       34,400  Netflix, Inc.  *(a)                                $        1,100
       39,540  Priceline.com, Inc.  *(a)                                   5,047
                                                                 ---------------
                                                                           6,147
                                                                 ---------------
               LEISURE PRODUCTS (0.2%)
       43,080  JAKKS Pacific, Inc.  *                                      1,012
                                                                 ---------------
               MOVIES & ENTERTAINMENT (0.1%)
       27,540  World Wrestling Entertainment, Inc. "A"                       486
                                                                 ---------------
               PUBLISHING (0.5%)
      157,700  Valassis Communications, Inc.  *                            2,239
                                                                 ---------------
               RESTAURANTS (1.3%)
       16,735  Bob Evans Farms, Inc.                                         470
       28,600  CBRL Group, Inc.                                            1,057
       77,000  CEC Entertainment, Inc.  *                                  2,864
       88,374  Sonic Corp.  *                                              1,943
                                                                 ---------------
                                                                           6,334
                                                                 ---------------
               SPECIALIZED CONSUMER SERVICES (1.0%)
       61,700  Matthews International Corp. "A"                            3,050
       72,627  Sotheby's Holdings, Inc. "A"                                2,012
                                                                 ---------------
                                                                           5,062
                                                                 ---------------
               SPECIALTY STORES (1.2%)
      314,114  Hibbett Sports, Inc.  *                                     5,736
                                                                 ---------------
               Total Consumer Discretionary                               84,722
                                                                 ---------------

               CONSUMER STAPLES (3.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
       86,950  Darling International, Inc.  *                              1,328
                                                                 ---------------
               DRUG RETAIL (0.2%)
       29,780  Longs Drug Stores Corp.                                     1,193
                                                                 ---------------
               FOOD RETAIL (0.9%)
      203,300  Casey's General Stores, Inc.                                4,499
                                                                 ---------------
               PACKAGED FOODS & MEAT (1.0%)
       86,080  Flowers Foods, Inc.                                         2,229
      131,100  Lance, Inc.                                                 2,748
                                                                 ---------------
                                                                           4,977
                                                                 ---------------
               PERSONAL PRODUCTS (1.4%)
       96,190  American Oriental Bioengineering, Inc.  *                     925
       34,165  Chattem, Inc.  *                                            2,387
       80,600  Herbalife Ltd.                                              3,529
                                                                 ---------------
                                                                           6,841
                                                                 ---------------
               Total Consumer Staples                                     18,838
                                                                 ---------------
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USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               ENERGY (8.4%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
       25,200  Penn Virginia Resource Partners, L.P.              $          692
                                                                 ---------------
               OIL & GAS DRILLING (1.0%)
       39,700  Atwood Oceanics, Inc.  *                                    3,997
       47,560  Pioneer Drilling Co.  *                                       777
                                                                 ---------------
                                                                           4,774
                                                                 ---------------
               OIL & GAS EQUIPMENT & SERVICES (1.2%)
        9,500  Bristow Group, Inc.  *                                        501
       19,370  Dawson Geophysical Co.  *                                   1,401
       99,390  Global Industries Ltd.  *                                   1,586
       14,970  Hornbeck Offshore Services, Inc.  *                           747
       13,800  Natural Gas Services Group, Inc.  *                           344
       33,950  Willbros Group, Inc.  *                                     1,225
                                                                 ---------------
                                                                           5,804
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (6.0%)
       21,600  ATP Oil & Gas Corp.  *                                        621
       52,400  Bois d'Arc Energy, Inc.  *                                  1,252
       28,300  Comstock Resources, Inc.  *                                 1,288
      136,420  Mariner Energy, Inc.  *                                     3,760
      147,200  Penn Virginia Corp.                                         7,728
       41,110  Stone Energy Corp.  *                                       2,505
       63,330  Swift Energy Co.  *                                         3,302
      120,600  Whiting Petroleum Corp.  *                                  9,228
                                                                 ---------------
                                                                          29,684
                                                                 ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
       26,300  World Fuel Services Corp.                                     646
                                                                 ---------------
               Total Energy                                               41,600
                                                                 ---------------

               FINANCIALS (13.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
      256,900  Ares Capital Corp.                                          2,893
       59,400  Waddell & Reed Financial, Inc. "A"                          2,011
                                                                 ---------------
                                                                           4,904
                                                                 ---------------
               CONSUMER FINANCE (0.6%)
       83,430  Credit Acceptance Corp.  *(a)                               1,606
       47,820  Dollar Financial Corp.  *                                   1,032
       47,910  EZCORP, Inc. "A"  *                                           582
                                                                 ---------------
                                                                           3,220
                                                                 ---------------
               INVESTMENT BANKING & BROKERAGE (0.4%)
      111,320  GFI Group, Inc.                                             1,308
       10,700  Greenhill & Co., Inc.  (a)                                    696
                                                                 ---------------
                                                                           2,004
                                                                 ---------------
               LIFE & HEALTH INSURANCE (0.7%)
      130,000  Delphi Financial Group, Inc. "A"                            3,539
                                                                 ---------------
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USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (1.0%)
      186,600  Assured Guaranty Ltd.                              $        4,719
                                                                 ---------------
               REGIONAL BANKS (2.1%)
       56,400  First Midwest Bancorp, Inc.                                 1,440
      116,980  International Bancshares Corp.                              2,924
       55,900  MB Financial, Inc.  (a)                                     1,604
        8,400  Simmons First National Corp.                                  269
       26,307  SVB Financial Group  *                                      1,280
       46,700  Westamerica Bancorp  (a)                                    2,729
                                                                 ---------------
                                                                          10,246
                                                                 ---------------
               REINSURANCE (1.2%)
       66,800  IPC Holdings Ltd.                                           1,945
       87,800  Platinum Underwriters Holdings Ltd.                         3,149
       28,760  Validus Holdings Ltd.                                         654
                                                                 ---------------
                                                                           5,748
                                                                 ---------------
               REITS - DIVERSIFIED (0.3%)
       24,900  PS Business Parks, Inc.                                     1,425
                                                                 ---------------
               REITS - MORTGAGE (0.5%)
      354,100  RAIT Financial Trust  (a)                                   2,691
                                                                 ---------------
               REITS - OFFICE (0.2%)
       23,300  Highwoods Properties, Inc.                                    816
                                                                 ---------------
               REITS - RESIDENTIAL (1.1%)
       82,700  American Campus Communities, Inc.                           2,525
       63,380  Associated Estates Realty Corp.                               767
       41,140  Mid-America Apartment Communities, Inc.                     2,160
                                                                 ---------------
                                                                           5,452
                                                                 ---------------
               REITS - RETAIL (1.8%)
       78,500  Acadia Realty Trust                                         2,013
      106,340  National Retail Properties, Inc.                            2,436
       28,800  Pennsylvania REIT                                             725
      140,400  Realty Income Corp.  (a)                                    3,694
       18,400  Urstadt Biddle Properties, Inc. "A"                           310
                                                                 ---------------
                                                                           9,178
                                                                 ---------------
               REITS - SPECIALIZED (0.7%)
       10,600  Entertainment Properties Trust                                565
       10,200  Hersha Hospitality Trust                                       97
      253,500  U-Store-It Trust                                            3,060
                                                                 ---------------
                                                                           3,722
                                                                 ---------------
               SPECIALIZED FINANCE (1.6%)
      239,500  Asset Acceptance Capital Corp.  (a)                         2,886
      103,100  Asta Funding, Inc.  (a)                                     1,471
      105,846  Financial Federal Corp.                                     2,472
       36,770  Interactive Brokers Group, Inc.  *                          1,161
                                                                 ---------------
                                                                           7,990
                                                                 ---------------
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USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
       86,600  NewAlliance Bancshares, Inc.                      $         1,166
                                                                 ---------------
               Total Financials                                           66,820
                                                                 ---------------

               HEALTH CARE (14.2%)
               -------------------
               BIOTECHNOLOGY (3.2%)
       72,960  BioMarin Pharmaceutical, Inc. "A"  *                        2,660
       56,460  Cepheid  *                                                  1,105
      177,700  Cubist Pharmaceuticals, Inc.  *                             3,440
       96,084  Enzon Pharmaceuticals, Inc.  *                                838
      180,345  Isis Pharmaceuticals, Inc.  *                               2,124
       50,270  Martek Biosciences Corp.  *                                 1,772
       67,205  OSI Pharmaceuticals, Inc.  *                                2,329
       53,703  Regeneron Pharmaceuticals, Inc.  *                          1,054
      282,100  XOMA Ltd.  *(a)                                               683
                                                                 ---------------
                                                                          16,005
                                                                 ---------------
               HEALTH CARE DISTRIBUTORS (0.2%)
       73,770  PharMerica Corp.  *                                         1,256
                                                                 ---------------
               HEALTH CARE EQUIPMENT (2.3%)
       96,420  CONMED Corp.  *                                             2,461
        9,200  Datascope Corp.                                               345
      132,840  Hologic, Inc.  *(a)                                         3,877
      105,200  Orthofix International N.V.  *                              3,236
       41,355  ZOLL Medical Corp.  *                                       1,380
                                                                 ---------------
                                                                          11,299
                                                                 ---------------
               HEALTH CARE FACILITIES (1.0%)
      118,700  AmSurg Corp. "A"  *                                         3,031
       68,100  Five Star Quality Care, Inc.  *(a)                            409
       24,400  Psychiatric Solutions, Inc.  *                                847
       62,300  Sun Healthcare Group, Inc.  *                                 819
                                                                 ---------------
                                                                           5,106
                                                                 ---------------
               HEALTH CARE SERVICES (1.7%)
       35,180  Amedisys, Inc.  *                                           1,822
       60,530  Apria Healthcare Group, Inc.  *                             1,067
       46,800  Chemed Corp.                                                1,596
       78,608  CorVel Corp.  *                                             2,586
       54,270  Emergency Medical Services Corp. "A"  *                     1,225
                                                                 ---------------
                                                                           8,296
                                                                 ---------------
               HEALTH CARE SUPPLIES (0.7%)
       69,700  Cynosure, Inc. "A"  *                                       1,814
       22,670  Haemonetics Corp.  *                                        1,297
       61,800  RTI Biologics, Inc.  *                                        627
                                                                 ---------------
                                                                           3,738
                                                                 ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.8%)
      191,900  Bruker BioSciences Corp.  *                                 2,326
       66,400  PharmaNet Development Group, Inc.  *                        1,584
                                                                 ---------------
                                                                           3,910
                                                                 ---------------
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                             (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               MANAGED HEALTH CARE (2.1%)
       64,500  AMERIGROUP Corp.  *                               $         1,676
      232,060  Centene Corp.  *                                            4,263
       78,030  HealthSpring, Inc.  *                                       1,314
      287,800  Universal American Financial Corp.  *                       3,088
                                                                 ---------------
                                                                          10,341
                                                                 ---------------
               PHARMACEUTICALS (2.2%)
      122,440  K-V Pharmaceutical Co. "A"  *                               2,993
       61,525  Medicis Pharmaceutical Corp. "A"                            1,267
       93,087  Perrigo Co.                                                 3,816
      100,780  Sciele Pharma, Inc.  *(a)                                   1,942
      129,800  VIVUS, Inc.  *                                                736
                                                                 ---------------
                                                                          10,754
                                                                 ---------------
               Total Health Care                                          70,705
                                                                 ---------------

               INDUSTRIALS (19.8%)
               -------------------
               AEROSPACE & DEFENSE (0.6%)
       22,140  AAR Corp.  *                                                  518
       11,700  Esterline Technologies Corp.  *                               651
       61,148  Hexcel Corp.  *                                             1,369
       26,915  Stanley, Inc.  *                                              679
                                                                 ---------------
                                                                           3,217
                                                                 ---------------
               AIRLINES (0.3%)
      426,600  AirTran Holdings, Inc.  *(a)                                1,455
                                                                 ---------------
               BUILDING PRODUCTS (0.6%)
        9,100  Ameron International Corp.                                    899
       79,700  Simpson Manufacturing Co., Inc.  (a)                        2,103
                                                                 ---------------
                                                                           3,002
                                                                 ---------------
               COMMERCIAL PRINTING (0.7%)
      203,800  Bowne & Co., Inc.                                           3,391
                                                                 ---------------
               CONSTRUCTION & ENGINEERING (0.8%)
       10,500  EMCOR Group, Inc.  *                                          263
       54,673  Perini Corp.  *                                             1,978
       77,600  Sterling Construction Co., Inc.  *                          1,559
                                                                 ---------------
                                                                           3,800
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
       40,900  Bucyrus International, Inc. "A"                             5,151
        8,220  Westinghouse Air Brake Technologies Corp.                     352
                                                                 ---------------
                                                                           5,503
                                                                 ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.5%)
       25,900  Comfort Systems USA, Inc.                                     352
       20,800  FTI Consulting, Inc.  *                                     1,331
       25,200  GeoEye, Inc.  *                                               581
                                                                 ---------------
                                                                           2,264
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (4.2%)
      123,525  Acuity Brands, Inc.                                         5,909

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USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
      280,156  Belden, Inc.                                      $         9,452
       52,600  Canadian Solar, Inc.  *(a)                                  1,440
      194,700  Deswell Industries, Inc.                                    1,256
       91,200  GrafTech International Ltd.  *                              1,792
       24,360  Woodward Governor Co.                                         856
                                                                 ---------------
                                                                          20,705
                                                                 ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
       33,690  Clean Harbors, Inc.  *                                      2,223
                                                                 ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.1%)
       15,000  AZZ, Inc.  *                                                  400
                                                                 ---------------
               HIGHWAYS & RAILTRACKS (0.3%)
      108,400  Quixote Corp.                                               1,281
                                                                 ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.6%)
       51,260  Watson Wyatt Worldwide, Inc.                                3,005
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (2.2%)
      242,600  Carlisle Companies, Inc.                                    7,007
       53,940  Walter Industries, Inc.                                     3,741
                                                                 ---------------
                                                                          10,748
                                                                 ---------------
               INDUSTRIAL MACHINERY (3.7%)
       68,600  Albany International Corp. "A"                              2,490
       57,300  Barnes Group, Inc.                                          1,494
       27,190  Columbus McKinnon Corp.  *                                    770
       82,800  ESCO Technologies, Inc.  *(a)                               3,855
       31,040  Gardner Denver, Inc.  *                                     1,442
       28,180  L.B. Foster Co. "A"  *                                        905
      154,100  Mueller Industries, Inc.                                    4,988
       65,800  Robbins & Myers, Inc.                                       2,623
                                                                 ---------------
                                                                          18,567
                                                                 ---------------
               MARINE (0.5%)
       18,160  Excel Maritime Carriers Ltd.                                  721
       23,960  Genco Shipping & Trading Ltd.  (a)                          1,621
        6,000  TBS International Ltd. "A"  *                                 241
                                                                 ---------------
                                                                           2,583
                                                                 ---------------
               OFFICE SERVICES & SUPPLIES (1.6%)
      297,400  ACCO Brands Corp.  *                                        4,140
       91,200  United Stationers, Inc.  *                                  4,021
                                                                 ---------------
                                                                           8,161
                                                                 ---------------
               RAILROADS (0.6%)
       79,800  Genesee & Wyoming, Inc. "A"  *                              2,847
                                                                 ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.5%)
       82,390  Applied Industrial Technologies, Inc.                       1,990
       41,700  H&E Equipment Services, Inc.  *                               547
                                                                 ---------------
                                                                           2,537
                                                                 ---------------
               TRUCKING (0.5%)
      172,600  Vitran Corp., Inc. "A"  *                                   2,473
                                                                 ---------------
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                             (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               Total Industrials                                          98,162
                                                                 ---------------

               INFORMATION TECHNOLOGY (12.4%)
               ------------------------------
               APPLICATION SOFTWARE (1.4%)
      105,300  Epicor Software Corp.  *                          $           842
      184,710  Informatica Corp.  *                                        2,948
      117,510  Magma Design Automation, Inc.  *                            1,096
       39,134  Mentor Graphics Corp.  *                                      394
       93,900  Parametric Technology Corp.  *                              1,637
                                                                 ---------------
                                                                           6,917
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (1.7%)
       41,100  ADC Telecommunications, Inc.  *                               576
      103,774  Blue Coat Systems, Inc.  *                                  2,191
      390,520  Extreme Networks, Inc.  *                                   1,183
      187,590  Foundry Networks, Inc.  *                                   2,388
      196,149  Harmonic, Inc.  *                                           1,622
       12,600  Qiao Xing Mobile Communication Co. Ltd.  *                     81
       30,900  Sierra Wireless, Inc.  *(a)                                   578
                                                                 ---------------
                                                                           8,619
                                                                 ---------------
               COMPUTER STORAGE & PERIPHERALS (1.4%)
      121,400  Electronics for Imaging, Inc.  *                            1,751
      111,440  Emulex Corp.  *                                             1,459
       28,700  Rimage Corp.  *                                               513
      165,700  Xyratex Ltd.  *                                             3,259
                                                                 ---------------
                                                                           6,982
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
       15,900  Euronet Worldwide, Inc.  *                                    281
       23,600  Wright Express Corp.  *                                       779
                                                                 ---------------
                                                                           1,060
                                                                 ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
       16,848  Dolby Laboratories, Inc. "A"  *                               677
        8,200  Itron, Inc.  *                                                763
                                                                 ---------------
                                                                           1,440
                                                                 ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.6%)
       26,100  Multi - Fineline Electronix, Inc.  *(a)                       493
      240,600  Nam Tai Electronics, Inc.                                   2,481
                                                                 ---------------
                                                                           2,974
                                                                 ---------------
               INTERNET SOFTWARE & SERVICES (2.0%)
       95,540  CyberSource Corp.  *                                        1,734
       13,350  Interwoven, Inc.  *                                           150
       47,000  Open Text Corp.  *(a)                                       1,750
       28,700  Sohu.com, Inc.  *                                           1,984
      234,150  Websense, Inc.  *                                           4,554
                                                                 ---------------
                                                                          10,172
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (2.0%)
       55,000  CIBER, Inc.  *                                                345
       15,200  ManTech International Corp. "A"  *                            726

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                             (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
      161,606  Maximus, Inc.                                     $         6,128
      154,080  MPS Group, Inc.  *                                          1,653
      142,800  Sapient Corp.  *                                            1,017
                                                                 ---------------
                                                                           9,869
                                                                 ---------------
               SEMICONDUCTORS (0.7%)
       45,770  Monolithic Power Systems, Inc.  *                           1,048
       72,050  OmniVision Technologies, Inc.  *                            1,156
       89,630  Zoran Corp.  *                                              1,179
                                                                 ---------------
                                                                           3,383
                                                                 ---------------
               SYSTEMS SOFTWARE (1.9%)
      104,100  MICROS Systems, Inc.  *                                     3,711
       34,720  Progress Software Corp.  *                                  1,049
       36,670  Radiant Systems, Inc.  *                                      495
      142,720  Sybase, Inc.  *                                             4,199
                                                                 ---------------
                                                                           9,454
                                                                 ---------------
               TECHNOLOGY DISTRIBUTORS (0.2%)
      103,610  Brightpoint, Inc.  *                                          949
                                                                 ---------------
               Total Information Technology                               61,819
                                                                 ---------------

               MATERIALS (4.6%)
               ----------------
               DIVERSIFIED CHEMICALS (0.3%)
       83,300  Olin Corp.                                                  1,680
                                                                 ---------------
               DIVERSIFIED METALS & MINING (0.8%)
       55,261  Compass Minerals International, Inc.                        3,481
       22,400  Thompson Creek Metals Co., Inc.  *                            485
                                                                 ---------------
                                                                           3,966
                                                                 ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
       11,320  CF Industries Holdings, Inc.                                1,514
       63,500  Terra Industries, Inc.  *                                   2,404
                                                                 ---------------
                                                                           3,918
                                                                 ---------------
               FOREST PRODUCTS (0.5%)
       49,200  Deltic Timber Corp.                                         2,595
                                                                 ---------------
               GOLD (0.1%)
      119,900  Northgate Minerals Corp.                                      346
                                                                 ---------------
               METAL & GLASS CONTAINERS (1.0%)
       63,400  AptarGroup, Inc.                                            2,799
       32,500  Greif, Inc. "A"                                             2,100
                                                                 ---------------
                                                                           4,899
                                                                 ---------------
               PAPER PACKAGING (0.3%)
       46,700  Rock-Tenn Co. "A"                                           1,584
                                                                 ---------------
               SPECIALTY CHEMICALS (0.8%)
       32,800  OM Group, Inc.  *                                           1,796

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                             (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
      137,300  Zep, Inc.                                         $         2,035
                                                                 ---------------
                                                                           3,831
                                                                 ---------------
               Total Materials                                            22,819
                                                                 ---------------

               TELECOMMUNICATION SERVICES (1.0%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.5%)
      160,270  Premiere Global Services, Inc.  *                           2,327
                                                                 ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
       22,133  Atlantic Tele-Network, Inc.                                   689
                                                                 ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
       93,160  Centennial Communications Corp.  *                            565
       93,600  Syniverse Holdings, Inc.  *                                 1,470
                                                                 ---------------
                                                                           2,035
                                                                 ---------------
               Total Telecommunication Services                            5,051
                                                                 ---------------

               UTILITIES (1.8%)
               ----------------
               ELECTRIC UTILITIES (0.5%)
      113,300  Weststar Energy, Inc.                                       2,627
                                                                 ---------------
               GAS UTILITIES (1.2%)
       80,800  Atmos Energy Corp.                                          2,237
       67,050  New Jersey Resources Corp.                                  2,136
       54,800  WGL Holdings, Inc.                                          1,797
                                                                 ---------------
                                                                           6,170
                                                                 ---------------
               MULTI-UTILITIES (0.1%)
        8,300  NorthWestern Corp.                                            206
                                                                 ---------------
               Total Utilities                                             9,003
                                                                 ---------------
               Total Common Stocks (cost: $475,426)                      479,539
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (3.4%)

               MONEY MARKET FUNDS (3.4%)
    3,902,177  SSgA Money Market Fund, 2.52% (b)                           3,902
   13,227,735  SSgA Prime Money Market Fund, 2.94% (b)                    13,228
                                                                 ---------------
               Total Money Market
               Instruments
               (cost: $17,130)                                            17,130
                                                                 ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (8.7%)

               MONEY MARKET FUNDS (1.4%)
      915,810  AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 2.82%(b)                                         916
    6,141,433  Merrill Lynch Premier Institutional
                 Fund, 3.00%(b)                                            6,141
                                                                 ---------------
               Total Money Market Funds                                    7,057
                                                                 ---------------

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                             (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


   PRINCIPAL                                                              MARKET
      AMOUNT                                                               VALUE
       (000)   SECURITY                                                    (000)
--------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (7.3%)
$ 18,000       Credit Suisse First Boston LLC, 1.98%, acquired
                 on 4/30/2008 and due 5/01/2008 at $18,000
                 (collateralized by $18,505 of Freddie Mac(d),
                 2.03%(c), due 9/10/2008; market value $18,364)    $      18,000
   6,000       Deutsche Bank Securities, Inc., 1.97%, acquired
                 on 4/30/2008 and due 5/01/2008 at $6,000
                 (collateralized by $5,890 of Fannie Mae(d),
                 4.63%, due 10/15/2014; market value $6,120)               6,000
  12,000       Morgan Stanley & Co., Inc., 1.97%, acquired
                 on 4/30/2008 and due 5/01/2008 at $12,000
                 (collateralized by $12,705 of Freddie Mac(d),
                 5.00%, due 12/14/2018; market value $12,484)             12,000
                                                                 ---------------
               Total Repurchase Agreements                                36,000
                                                                 ---------------
               Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned
              (cost: $43,057)                                             43,057
                                                                 ---------------

               TOTAL INVESTMENTS (COST: $535,613)                 $      539,726
                                                                 ===============

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USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)

GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

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                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities

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                   (continued)

USAA SMALL CAP STOCK FUND
APRIL 30, 2008 (UNAUDITED)


loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2008, was approximately $40,330,000, which excludes $1,183,000 of securities on loan which were sold prior to April 30, 2008.

D. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $55,648,000 and $51,535,000, respectively, resulting in net unrealized appreciation of $4,113,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $497,236,000 at April 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT           Real estate investment trust

SPECIFIC NOTES

(a)   The security or a portion  thereof was out on loan as of April 30, 2008.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2008.
(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
 *    Non-income-producing security for the 12 months preceding April 30, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.